Leasing Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases Agreements [Abstract]
Schedule of Future Minimum Rental Payments for Lease Agreements

Future minimum rental revenue under non-cancelable leases excluding reimbursements for operating expenses as of September 30, 2015 are as follows:

Operating Leases
October 1 through December 31, 2015	$39,901
2016	162,019
2017	161,244
2018	157,675
2019	149,791
Thereafter	1,024,402
Total minimum lease rental income	$1,695,032

Future minimum rental revenues under non-cancelable leases excluding reimbursements for operating expenses as of December 31, 2014 are as follows:

Operating Leases
2015	$90,851
2016	92,291
2017	91,610
2018	92,212
2019	88,183
Thereafter	488,660
Total minimum lease rental income	$943,807